Significant events in the current year (Tables)	12 Months Ended
Dec. 31, 2022
Significant Events In Current Year
Relevant events and transactions

	Notes	Income Statement	Cash Flow
Discontinued operations (Coal)	16(a)	2,060	(73)
Capital reduction in a foreign subsidiary	15(a)	1,543	-
Sale of Midwestern System	16(b)	1,158	140
Sale of California Steel Industries	16(c)	292	437
Shareholder’s remuneration	30(d)	-	(6,615)
Shares buyback	30(c)	-	(6,036)
Sale of Companhia Siderúrgica do Pecém	16(d)	(135)	-